REVENUE	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
REVENUE

3. REVENUE

In the following table, revenue (in thousands) from contracts with customers is disaggregated by major service lines.

	For the Year Ended
	December 31, 2024	December 31, 2023
Main revenue streams
Commissions	1,255,799	684,873
Title	4,788	2,990
Mortgage Broker Income	4,010	1,295
Wallet	42	-
Total Revenue	1,264,639	689,158